SHAREHOLDERS EQUITY - Schedule of dividend payable (Details) (Parenthetical) - R$ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHAREHOLDERS EQUITY
Percentage of Mandatory Minimum Dividends	25.00%
Dividend per share	R$ 1.27	R$ 0.66